Segments Results (Tables)	12 Months Ended
Dec. 31, 2014
Segments Results [Abstract]
Schedule of Components of Results of Operations by Segment

Year ended December 31, 2014

		Content
	Mobile	management
	satellite	and distribution
	services	services	Total
Total revenue	$11,476	$119,750	$131,226

Gross income	1,515	28,535	30,050

Sales and marketing			13,329
General and administrative			9,544

Operating income			7,177

Financial expenses, net			(541)

Income before taxes on income			6,636

Depreciation and amortization	$365	$9,145	$9,510

Year ended December 31, 2013

		Content
	Mobile	management
	satellite	and distribution
	services	services	Total
Total revenue	$11,038	$110,757	$121,795

Gross income	1,952	27,530	29,482

Sales and marketing			9,517
General and administrative			12,003

Operating income			7,962

Financial expenses, net			(153)

Income before taxes on income			7,809

Depreciation and amortization	$532	$8,748	$9,280

Year ended December 31, 2012

		Content
	Mobile	management
	satellite	and distribution
	services	services	Total
Total revenue	$8,956	$104,444	$113,400

Gross income	1,587	25,560	27,147

Sales and marketing			7,388
General and administrative			10,106

Operating income			9,653

Financial income, net			1,521

Income before taxes on income			11,174

Depreciation and amortization	$536	$8,347	$8,883

Schedule of Revenues and Long-Lived Assets by Geographic Areas
	Year ended December 31
	2012	2013	2014
Revenues:
North America	$32,844	$35,520	$36,142
Europe	48,325	49,962	55,811
Asia	10,578	13,655	15,537
Israel	8,908	9,165	7,956
Middle East (other than Israel)	10,006	8,964	10,796
Rest of the world	2,739	4,529	4,984

Total	$113,400	$121,795	$131,226

	Year ended December 31
	2013	2014
Long-lived assets:

Israel	$43,448	$40,788
North America	6,808	7,039
Europe	13,668	14,656
Total	$63,924	$62,483